Exploration and evaluation of oil and gas reserves	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Exploration and evaluation of oil and gas reserves

26.	Exploration and evaluation of oil and gas reserves

The exploration and evaluation activities include the search for oil and gas reserves from the date of obtaining the legal rights to explore a specific area to the moment in which technical and commercial feasibility to produce oil and gas are demonstrated.

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	2025	2024
Property plant and equipment
Opening Balance	1,475	1,512
Additions	1,071	338
Write-offs	(7)	(27)
Transfers	(97)	(3)
Translation adjustment	175	(345)
Losses on exploration expenditures written off	(190)	−
Closing Balance	2,427	1,475
Intangible assets
Opening Balance	1,609	2,313
Additions	44	20
Write-offs	(19)	(19)
Losses on exploration expenditures written off	(164)	(224)
Translation adjustment	194	(481)
Closing Balance	1,664	1,609
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,091	3,084
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

The additions to Property plant and equipment during 2025 are mainly related to well drilling activities associated with the exploratory areas of ARAM, Búzios, and BM-S-24 in the Santos basin; Norte de Brava, Albacora, Sudoeste de Tartaruga Verde and Alto de Cabo Frio Central in the Campos basin; and FZA-M-59 in Foz do Amazonas basin.

In 2025, the recognition of losses in property, plant and equipment (US$ 190) mainly refers to the drilling of wells by PIBBV in Colombia and São Tomé and Príncipe, with the assessment that the respective projects will not be developed.

In 2025, a US$ 164 loss was recognized in intangible assets due to the assessment of economic unfeasibility of the exploratory blocks C-M-753 and C-M-789, located in the Campos basin. In 2024, a US$ 224 loss was recognized referring to the exploratory blocks C-M-657 and C-M-709, also located in the Campos basin, given that the Company decided not to complete the development of these projects, as disclosed in note 25.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2025	2024	2023
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(781)	(412)	(566)
Exploration expenditures written off (includes dry wells and signature bonuses)	(427)	(482)	(421)
Contractual penalties on local content requirements	(1)	(5)	12
Other exploration expenses	(8)	(14)	(7)
Total expenses	(1,217)	(913)	(982)
Cash used in:
Operating activities	789	426	573
Investment activities	1,154	582	672
Total cash used	1,943	1,008	1,245

Accounting policy for exploration and evaluation of oil and gas reserves

The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

•	geological and geophysical costs related to exploration and appraisal activities incurred until economic and technical feasibility are demonstrated are immediately recognized as an expense;
•	amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility are demonstrated. More information on intangible assets accounting policy, see note 24;
•	costs directly attributable to exploratory wells, including their equipment, installations and other costs necessary to identify the technical and commercial feasibility, pending determination of proved reserves, are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the well drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the technical and commercial feasibility of the project is under way (for more information see note 26.1);
•	an internal commission of technical executives of the Company reviews monthly these conditions for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations (for more information see note 4.1);
•	costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission; and
•	costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas (technically and commercially feasible) are capitalized within property, plant and equipment.

26.1.	Aging of Capitalized Exploratory Well Costs

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (1)	2025	2024
Exploratory well costs capitalized for a period of one year	771	311
Exploratory well costs capitalized for a period greater than one year	1,656	1,164
Total capitalized exploratory well costs	2,427	1,475
Number of projects relating to exploratory well costs capitalized for a period greater than one year.	20	18

	Capitalized costs	Number of wells
2024	240	4
2023	243	2
2022	181	2
2021	40	1
2020 and previous years	952	16
Exploratory well costs that have been capitalized for a period greater than one year	1,656	25
(1) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.

Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 20 projects comprising 25 wells, are composed of (i) US$ 1,472 of wells in areas in which there has been ongoing drilling or firmly planned drilling activities for the near term and for which an evaluation plan has been submitted for approval to the ANP; and (ii) US$ 184 relates to well drilling activities and to the evaluation of technical and commercial feasibility necessary for the decision on the production development and on definition of proved reserves.

26.2.	Collateral for crude oil exploration concession agreements

The Company has granted collateral to ANP in connection with the performance of the Minimum Exploration Programs established in the concession agreements for petroleum exploration areas in the total amount of US$ 1,410 (US$ 1,250 as of December 31, 2024), which is still in force as of December 31, 2025, net of commitments undertaken. As of December 31, 2025, the collateral comprises future crude oil production capacity from Marlim and Buzios producing fields, already in production, pledged as collateral, in the amount of US$ 1,358 (US$ 1,239 as of December 31, 2024) and bank guarantees of US$ 52 (US$ 11 as of December 31, 2024).